Supplemental Financial Information - Summary of Other Income (Expense) – Net (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Other Income, Nonoperating [Abstract]
Net interest and investment (expense) income	$ 13	$ (2)	$ (9)		$ 34		$ 49
Equity method investment income	4	3	13		27		7
Change in fair value of assumed obligation	(13)	0
Other items, net	4	25	58	[1]	62	[1]	5	[1]
Total other income (expense) – net	$ 8	$ 26	$ 62		$ 123		$ 61

[1]	Other items, net primarily consists of licensing and royalty income and gains and losses related to derivatives.